GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Schedule of Changes in Goodwill) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Goodwill [Line Items]
Balance at beginning of period	$ 189,265	$ 152,303
Acquisition of Vidazoo		36,962
Balance at end of period	$ 189,265	$ 189,265